Loans From Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of long-term and current portion of liability
Long- term liability (see c-j below)	$ 1,435	[1]	$ 557	[1]
Current maturities of long- term liability	234	[1]	133	[1]
Total	$ 1,669		$ 690

[1]	Note 6